Transactions with Related Parties Transactions with Related Parties, Principal Executive Office Lease (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Related Party Transactions [Abstract]
Term of lease	3 years	3 years
Annual lease payment	$ 72	€ 63